UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Net Revenue		$ 769,897	$ 363,580	$ 2,026,248	$ 525,050
Cost of Goods Sold		736,021	311,779	1,942,957	455,715
Gross Profit		33,876	51,801	83,291	69,335
General and administrative		536,156	360,610	3,845,798	1,153,981
Depreciation and amortization		19,345	8,583	58,034	25,503
Total Expense		555,501	369,193	3,903,832	1,179,484
Loss from Operations		(521,625)	(317,392)	(3,820,541)	(1,110,149)
Other income		636		4,651	471
Interest expense, net		(3,025)		(9,008)
Foreign currency loss		(101,854)	(205,179)	(216,699)	(418,368)
Loss before Provision for Income Taxes		(625,868)	(522,571)	(4,041,597)	(1,528,046)
Provision for Income Taxes
Net Loss		(625,868)	(522,571)	(4,041,597)	(1,528,046)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest		$ (625,868)	$ (522,571)	$ (4,041,597)	$ (1,528,046)
Net Loss Per Share - Basic and Diluted (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.07)	$ (0.07)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)		55,344,870	37,184,000	54,226,382	21,250,969
Other Comprehensive Income
Foreign currency translation adjustment		$ 55,418	$ 156,873	$ 147,577	$ 263,353
Total Comprehensive loss		(570,450)	(365,698)	(3,894,020)	(1,264,694)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest		$ (570,450)	$ (365,698)	$ (3,894,020)	$ (1,264,694)
QPAGOS Corporation - Parent Company [Member]
Net Revenue						$ 1,127,944		$ 137,250
Cost of Goods Sold						1,120,236		135,602
Gross Profit						7,708	[1]	1,648
General and administrative						2,000,714		1,264,535
Depreciation and amortization						37,810		30,600
Total Expense						2,038,524		1,295,135
Loss from Operations						(2,030,816)		(1,293,487)
Other income	[2]					203		5,033
Interest expense, net						(2,241)	[2]	11
Foreign currency loss						(466,920)		(200,875)
Loss before Provision for Income Taxes						(2,499,774)		(1,489,318)
Provision for Income Taxes
Net Loss						(2,499,774)		(1,489,318)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest						$ (2,499,774)	[1]	$ (1,489,318)
Net Loss Per Share - Basic and Diluted (in dollars per share)						$ (0.10)		$ (0.30)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)	[3]					25,698,747		4,918,628
Other Comprehensive Income
Foreign currency translation adjustment						$ 267,257	[4]	$ 147,167
Total Comprehensive loss						(2,232,517)		(1,342,151)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest						$ (2,232,517)		$ (1,342,151)

[1]	Management noted an error in recording of cost of goods sold of prepaid services sold to end users. Purchases of prepaid services from providers are recorded as a prepaid asset, which is subsequently expensed to cost of goods sold when the service is sold and the risks and rewards of ownership passed to end users. The cost of goods sold was incorrectly recorded as equal to revenue on all service sales. The gross profit on these revenue transactions was earned but remained on our balance sheet in prepaid expenditure. The restated financial statements reduced the costs of goods sold recorded by the gross profit earned on these transactions with a corresponding reduction in prepaid expenditure. The net value added tax effect on these transactions was restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[2]	To reclass certain lease payments to retailers for the lease of floor space for the placement of kiosks on their premises from other (expense) income to cost of goods sold.
[3]	To reflect the adjustments necessary to record the recapitalization effect of the reverse merger with Asiya Pearls, Inc.
[4]	Represents the restatement of the foreign currency translation adjustment directly related to the restatement of revenues and cost of goods sold discussed in A and B above.